Goodwill and Intangible Assets, Net - Schedule Of Carrying Values Of Goodwill Assigned To Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2022	Dec. 31, 2019
Goodwill [Line Items]
Goodwill	$ 123,304	$ 123,304	$ 123,304	$ 127,068
Derecognition of goodwill related to sale of UltraMIST business		(3,764)
Impairment	0
Cell Therapy
Goodwill [Line Items]
Goodwill	112,347	112,347	112,347	112,347
Degenerative Disease
Goodwill [Line Items]
Goodwill	3,610	3,610	3,610	7,374
Derecognition of goodwill related to sale of UltraMIST business		(3,764)
Biobanking
Goodwill [Line Items]
Goodwill	$ 7,347	$ 7,347	$ 7,347	$ 7,347